Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

21. Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

Year Ended December 31,	2018	2017	2016
Basic net earnings per share:
Basic net earnings	$2,360,767	$1,318,688	$796,271
Earnings allocated to participating securities	(9,344)	(4,549)	(2,632)

Net earnings available to common stockholders	$2,351,423	$1,314,139	$793,639

Average shares outstanding	315,858	319,990	319,563

Basic net earnings per share	$7.44	$4.11	$2.48

Diluted net earnings per share:
Diluted net earnings	$2,360,767	$1,318,688	$796,271
Earnings allocated to participating securities	(9,317)	(4,539)	(2,631)

Net earnings available to common stockholders	$2,351,450	$1,314,149	$793,640

Diluted average shares outstanding:
Basic shares outstanding	315,858	319,990	319,563
Dilutive effect of stock options and other	875	783	259

	316,733	320,773	319,822

Diluted net earnings per share	$7.42	$4.10	$2.48

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

Year Ended December 31,	2018	2017	2016

Anti-dilutive stock options:
Weighted-average shares	156	407	942

Weighted-average exercise price	$65.80	$59.07	$47.04